Acquisitions, Goodwill and Intangible Assets (Details) - USD ($)				1 Months Ended	12 Months Ended
	Sep. 30, 2013	Aug. 21, 2013	Dec. 10, 2012	Jan. 31, 2013	Dec. 31, 2014	Sep. 30, 2015	Dec. 31, 2013
Recognized amounts of identifiable assets acquired and liabilities assumed:
Goodwill					$ 835,295	$ 835,295	$ 779,303
GSS Automotive Recycling Inv [Member]
Business Acquisition [Line Items]
Cash	$ 430,000
MMT Technologies [Member]
Business Acquisition [Line Items]
Cash		$ 50,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Goodwill					55,992
Evergreen Recycling Inc [Member]
Business Acquisition [Line Items]
Cash				$ 59,304
Recognized amounts of identifiable assets acquired and liabilities assumed:
Financial liabilities							(10,010)
Full Circle Manufacturing Group Inc [Member]
Business Acquisition [Line Items]
Cash			$ 2,000,000
Series Of Individual Business Acquisitions [Member]
Business Acquisition [Line Items]
Cash					539,304
Equity instruments (1,040,560 common shares of the Company) issued					1,329,086
Assets acquired under capital lease					1,714,974
Fair value of total consideration transferred					3,583,364
Recognized amounts of identifiable assets acquired and liabilities assumed:
Financial assets (primarily accounts receivable)					92,320
Inventory					24,234
Property, plant, and equipment					2,532,442
Identifiable intangible assets					356,500
Financial liabilities					(97,943)
Total identifiable net assets					2,907,553
Goodwill					675,811
[us-gaap:BusinessCombinationRecognizedIdentifiableAssetsAcquiredGoodwillAndLiabilitiesAssumedNet]					$ 3,583,364
Series of Individually Immaterial Business Acquisitions [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed:
Goodwill							$ 619,819